Employee Benefit Plans (Amounts Reclassified From Accumulated Other Comprehensive Loss Associated With Employee Benefit Plan Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Selling expenses	$ 473.8	$ 477.4	$ 407.2
General and administrative expenses	272.7	265.0	231.6
Amounts reclassified from AOCI to continuing operations	5.3	(1.3)	26.1
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member] | Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of goods sold	1.2	0.1	0.5
Selling expenses	0.8	0.3	0.3
General and administrative expenses	0.3	0.1	0.1
Amounts reclassified from AOCI to continuing operations	$ 2.3	$ 0.5	$ 0.9